INITIAL PUBLIC OFFERING (Details Narrative) - Cayson Acquisition Corp [Member] - $ / shares			7 Months Ended
	Oct. 15, 2024	Sep. 23, 2024	Dec. 31, 2024
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		6,000,000
Sale of units per share		$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		900,000	900,000
Number of shares forfeiture	225,000	225,000